Net Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2012
Net Earnings (Loss) Per Share [Abstract]
Net Earnings (Loss) Per Share
04.
Net Earnings (Loss) Per Share

The calculation of net earnings (loss) per share — basic was as follows:

Year Ended December 31	2012	2011	2010
Net earnings (loss) available to common shareholders	$197.6	$251.6	$(263.6)
Weighted-average common shares outstanding (in millions)	79.5	81.6	81.0
Total	$2.49	$3.08	$(3.26)

The calculation of net earnings (loss) per share — diluted was as follows:

Year Ended December 31	2012	2011	2010
Net earnings (loss) available to common shareholders	$197.6	$251.6	$(263.6)
Weighted-average common shares outstanding (in millions)	79.5	81.6	81.0
Effect of dilutive securities — stock options (in millions)	0.3	0.7	—
Effect of other share-based awards (in millions)	0.3	0.5	—
	80.1	82.8	81.0
Total	$2.47	$3.04	$(3.26)

There were 4.3 million and 3.1 million share-based awards excluded from the calculation of net earnings per share — diluted for the year ended December 31, 2012 and 2011, respectively, as the exercise prices for these awards were greater than the average market price of the common shares during the period. Due to the net loss for the year ended December 31, 2010, the assumed exercise of share-based awards had an antidilutive effect and therefore was not included in the calculation of net loss per share — diluted. The number, exercise prices and weighted-average remaining life of these antidilutive awards were as follows:

	2012	2011	2010
Shares (in thousands)	4,257	3,074	6,583
Exercise price ranges	$40–$93	$52–$93	$11–$93
Weighted-average remaining life	4.8 years	6.3 years	5.8 years